Income Taxes - Schedule of Net Operating Tax Loss Carry Forwards (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	¥ 153,722	$ 21,059
2025 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	12,820	1,756
2026 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	11,465	1,571
2027 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	39,695	5,438
2028 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	26,870	3,681
2029 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	¥ 62,872	$ 8,613